Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%	30.60%	31.50%
Nondeductible expenses	0.50%	0.20%	2.00%
Impairment of goodwill			0.80%
Foreign tax credit and payments	(3.30%)	(1.70%)	(9.60%)
Lower tax rates applicable to income of subsidiaries	(2.50%)	(0.40%)	(0.20%)
Change in valuation allowance	(1.40%)	(3.00%)	25.40%
Nontaxable dividends received	(9.10%)	(2.00%)	(12.50%)
Undistributed earnings of subsidiaries	0.60%	0.70%	3.50%
Tax and interest expense for uncertainty in income taxes	0.60%	0.00%	(0.60%)
Noncontrolling interest income	0.20%	0.10%	5.40%
Effect of changes in tax laws	0.00%	(0.60%)	(9.80%)
Other-net	(0.90%)	0.60%	(1.20%)
Effective income tax rate	15.30%	24.50%	34.70%